Regulatory Matters (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Total capital (to Risk-Weighted Assets) | Consolidated
Actual, amount	$ 166,628,000	$ 159,407,000
Actual, ratio	16.35%	16.07%
For capital adequacy purposes, amount	$ 81,547,000	$ 79,372,000
For capital adequacy purposes, ratio	8.00%	8.00%
To be well capitalized under prompt corrective action provisions, amount	$ 0	$ 0
To be well capitalized under prompt corrective action provisions, ratio	0.00%	0.00%
Total capital (to Risk-Weighted Assets) | Bank
Actual, amount	$ 164,975,000	$ 157,106,000
Actual, ratio	16.19%	15.85%
For capital adequacy purposes, amount	$ 81,539,000	$ 79,283,000
For capital adequacy purposes, ratio	8.00%	8.00%
To be well capitalized under prompt corrective action provisions, amount	$ 107,020,000	$ 104,059,000
To be well capitalized under prompt corrective action provisions, ratio	10.50%	10.50%
Tier 1 Capital (to Risk- Weighted Assets) | Consolidated
Actual, amount	$ 157,273,000	$ 149,499,000
Actual, ratio	15.43%	15.07%
For capital adequacy purposes, amount	$ 61,160,000	$ 59,529,000
For capital adequacy purposes, ratio	6.00%	6.00%
To be well capitalized under prompt corrective action provisions, amount	$ 0	$ 0
To be well capitalized under prompt corrective action provisions, ratio	0.00%	0.00%
Tier 1 Capital (to Risk- Weighted Assets) | Bank
Actual, amount	$ 155,620,000	$ 147,198,000
Actual, ratio	15.27%	14.85%
For capital adequacy purposes, amount	$ 61,154,000	$ 59,462,000
For capital adequacy purposes, ratio	6.00%	6.00%
To be well capitalized under prompt corrective action provisions, amount	$ 86,635,000	$ 84,238,000
To be well capitalized under prompt corrective action provisions, ratio	8.50%	8.50%
Tier 1 Capital (Average Assets) | Consolidated
Actual, amount	$ 157,273,000	$ 149,499,000
Actual, ratio	9.64%	10.24%
For capital adequacy purposes, amount	$ 65,258,000	$ 58,378,000
For capital adequacy purposes, ratio	4.00%	4.00%
To be well capitalized under prompt corrective action provisions, amount	$ 0	$ 0
To be well capitalized under prompt corrective action provisions, ratio	0.00%	0.00%
Tier 1 Capital (Average Assets) | Bank
Actual, amount	$ 155,620,000	$ 147,198,000
Actual, ratio	9.50%	10.04%
For capital adequacy purposes, amount	$ 65,557,000	$ 58,662,000
For capital adequacy purposes, ratio	4.00%	4.00%
To be well capitalized under prompt corrective action provisions, amount	$ 65,557,000	$ 58,662,000
To be well capitalized under prompt corrective action provisions, ratio	4.00%	4.00%
Common Equity Tier 1 (to Risk-Weighted Assets) | Consolidated
Actual, amount	$ 142,273,000	$ 134,499,000
Actual, ratio	13.96%	13.56%
For capital adequacy purposes, amount	$ 45,870,000	$ 44,647,000
For capital adequacy purposes, ratio	4.50%	4.50%
To be well capitalized under prompt corrective action provisions, amount	$ 0	$ 0
To be well capitalized under prompt corrective action provisions, ratio	0.00%	0.00%
Common Equity Tier 1 (to Risk-Weighted Assets) | Bank
Actual, amount	$ 155,620,000	$ 147,198,000
Actual, ratio	15.27%	14.85%
For capital adequacy purposes, amount	$ 45,866,000	$ 44,597,000
For capital adequacy purposes, ratio	4.50%	4.50%
To be well capitalized under prompt corrective action provisions, amount	$ 71,347,000	$ 69,373,000
To be well capitalized under prompt corrective action provisions, ratio	7.00%	7.00%